Taxation (Tables)	12 Months Ended
Dec. 31, 2016
Taxation
Current and Deferred Portion of Income Tax Expenses/(Benefits)
	For the Year Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Current tax provision	91,403	63,527	29,024
Deferred tax provision	6,680	7,876	2,580

Income tax expenses	98,083	71,403	31,604

Reconciliation between the statutory CIT rate and the effective tax rate

	For the Years Ended December 31,
	2014	2015	2016

Statutory income tax rates	25%	25%	25%
Effect of preferential tax	(8)%	(14)%	(5)%
Change in valuation allowance	2%	19%	(10)%
Permanent differences	2%	3%	7%
Effect of withholding tax	—	2%	—
Effect on tax rates in different tax jurisdiction	(1)%	(1)%	1%

Effective tax rate	20%	34%	18%

Significant Components of Aggregate Deferred Tax Assets

	As of December 31,
	2015	2016
	RMB	RMB
Deferred tax assets:
Net operating loss carry forwards	35,489	15,123
Excess advertising expenses carry forwards	9,904	10,787
Accrued payroll and other expenses	2,584	2,585
Fair value change-investment security	7,791	—
Others	6,680	3,028
Less: valuation allowance	(58,568)	(30,196)

Total deferred tax assets, net	3,880	1,327

Movement of Valuation Allowance
	As of December 31,
	2015	2016
	RMB	RMB
Balance at beginning of the year	(12,220)	(58,568)
Current period deduction/(addition)	(46,348)	28,372

Balance at the end of the year	(58,568)	(30,196)